Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Debt Covenant Ratios
The ratio were as follows:

	June 30, 2014	September 30, 2014	December 31, 2014	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015

Leverage Ratio	4.38	4.59	4.65	4.62	4.61	4.56	4.40

Fixed Charge Coverage Ratio	1.48	1.44	1.42	1.40	1.45	1.48	1.56

Schedule Of Provision For Contingencies
The breakdown of the provision for contingencies is as follows:

Description	Balance at beginning of period	Accruals	Settlements	Reclassifications	Translation	Balance at end of period
Year ended December 31, 2015:
Tax contingencies in Brazil (i)	$1,999	$4,616	$(9)	$(532)	$(956)	$5,118
Labor contingencies in Brazil (ii)	10,360	19,692	(19,877)	(26)	(3,136)	7,013
Other (iii)	7,780	13,421	(4,213)	(22)	(3,019)	13,947
Subtotal	20,139	37,729	(24,099)	(580)	(7,111)	26,078
Judicial deposits (iv)	(7,935)	—	684	(863)	2,614	$(5,500)
Provision for contingencies	$12,204	$37,729	$(23,415)	$(1,443)	$(4,497)	$20,578

Year ended December 31, 2014:
Tax contingencies in Brazil (i)	$2,235	$14	$—	$—	$(250)	$1,999
Labor contingencies in Brazil (ii)	9,484	22,726	(20,582)	(29)	(1,239)	10,360
Other (iii)	10,622	3,620	(2,974)	(543)	(2,945)	7,780
Subtotal	22,341	26,360	(23,556)	(572)	(4,434)	20,139
Judicial deposits (iv)	(7,519)	—	455	(1,857)	986	(7,935)
Provision for contingencies	$14,822	$26,360	$(23,101)	$(2,429)	$(3,448)	$12,204

Year ended December 31, 2013:
Tax contingencies in Brazil (i)	$4,011	$13	$(998)	$(271)	$(520)	$2,235
Labor contingencies in Brazil (ii)	14,256	12,714	(15,900)	—	(1,586)	9,484
Other (iii)	9,551	4,546	(2,060)	745	(2,160)	10,622
Subtotal	27,818	17,273	(18,958)	474	(4,266)	22,341
Judicial deposits (iv)	(7,219)	—	82	(1,431)	1,049	(7,519)
Provision for contingencies	$20,599	$17,273	$(18,876)	$(957)	$(3,217)	$14,822

(i)	In 2013 and 2014, mainly related to tax on bank account transactions (CPMF). In 2015, it also includes some indirect taxes matters.

(ii)	It primarily relates to dismissals in the normal course of business.

(iii)	It mainly relates to tax and labor contingencies in other countries.

(iv)	It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil.